Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation

CNH Industrial has prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include CNH Industrial N.V. and its consolidated subsidiaries. The consolidated financial statements are expressed in U.S. dollars and, unless otherwise indicated, all financial data set forth in these consolidated financial statements are expressed in U.S. dollars. The consolidated financial statements include the accounts of CNH Industrial’s subsidiaries in which CNH Industrial has a controlling financial interest, and reflect the noncontrolling interests of the minority owners of the subsidiaries that are not fully owned for the periods presented, as applicable. A controlling financial interest may exist based on ownership of a majority of the voting interest of an entity or based on CNH Industrial’s determination that it is the primary beneficiary of a variable interest entity (“VIE”). The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the economic performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The Company assesses whether it is the primary beneficiary on an ongoing basis, as prescribed by the accounting guidance on the consolidation of VIEs. The consolidated status of the VIEs with which the Company is involved may change as a result of such reassessments.

Investments in unconsolidated subsidiaries and affiliates are accounted for using the equity method when CNH Industrial does not have a controlling interest, but exercises significant influence. Under this method, the investment is initially recorded at cost and is increased or decreased by CNH Industrial’s proportionate share of the entity’s respective net income or loss. Dividends received from these entities reduce the carrying value of the investments.

Business Combinations

Business Combinations

Business combinations are accounted for by applying the acquisition method. Under this method, the consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred and liabilities assumed by the Company and the equity interests issued in exchange for control of the acquiree. Acquisition-related costs are generally recognized in profit or loss as incurred.

On November 26, 2014, the Company completed the acquisition of substantially all of the assets of Miller-St. Nazianz, Inc. (“Miller”) for a total consideration of $106 million. The acquisition was funded using existing cash balances.  Miller is a leading manufacturer of precision spraying equipment.  The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the Agricultural Equipment segment. Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of operations.

Of the $106 million purchase price, $12 million was attributable to accounts receivable, $18 million to inventory, $16 million to property, plant, and equipment, $8 million to goodwill, $62 million to other intangible assets and $10 million to liabilities assumed.  Any subsequent changes to the fair value of the assets and liabilities will be recorded as adjustments to those assets and liabilities and the residual amounts will be allocated to goodwill in 2015.

For the intangible assets acquired, the dealer network has a useful life of 20 years, trademarks have a useful life of 3 years, the order backlog has a useful life of 1 year, the patent portfolio has a useful life of 10 years, and developed technology has a useful life of 10 years.

Goodwill generated from the business acquisition is primarily attributable to access to Miller technology and expected synergies from geographic and network expansion, utilization of Powertrain engines in Miller sprayers and cost savings as a result of increased purchasing power and operational synergies.  Goodwill of $8 million is deductible for tax purposes.

There were no significant business combinations in 2013 or 2012.

Use of Estimates in the Preparation of Financial Statements

Use of Estimates in the Preparation of Financial Statements

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and reported amounts of revenues and expenses. Significant estimates in these consolidated financial statements include the realizable value of property, plant and equipment, and goodwill and other intangibles; residual values of equipment on operating leases; allowance for credit losses; tax contingencies; liabilities for warranties; sales allowances; and assets and obligations related to employee benefits.

Revenue Recognition

Revenue Recognition

Industrial Activities record sales of equipment and replacement parts when title and all risks of ownership have transferred to the independent dealer or other customer according to the terms of sale, generally upon shipment or delivery of goods. Revenue for certain transactions is recognized when the special order goods are available for a limited pickup period when requested in advance by a qualifying customer and risks and rewards of ownership have transferred. Dealers may not return equipment while the applicable dealer contract remains in place. Replacement parts may be returned on a limited basis. In the U.S. and Canada, if a dealer contract is terminated for any reason, CNH Industrial may be obligated to repurchase new equipment from the dealer.

For all sales, no significant uncertainty exists surrounding the purchaser’s obligation to pay for the equipment and replacement parts. CNH Industrial records appropriate allowance for credit losses and anticipated returns as necessary. Receivables are due upon the earlier of payment terms discussed below or sale to the retail customer. Fixed payment schedules exist for all sales to dealers, but payment terms vary by geographic market and product line. In connection with these payment terms, CNH Industrial offers wholesale financing to many of its dealers including “interest-free” financing for specified periods of time which also vary by geographic market and product line. Interest is charged to dealers after the end of the “interest-free” period. Sales to dealers that do not qualify for an “interest-free” period are generally subject to payment terms of 30 days or less.

New vehicle sales with a buy-back commitment are not recognized at the time of delivery but are accounted for as operating leases. More specifically, vehicles sold with a buy-back commitment by Commercial Vehicles are accounted for as Property, plant and equipment because agreements usually have a long-term buy-back commitment. The difference between the carrying value (corresponding to the manufacturing cost) and the estimated resale value (net of refurbishing costs) at the end of the buy-back period is depreciated on a straight-line basis over the same period. The initial sale price received is recognized as an advance payment in other liabilities. The difference between the initial sale price and the buy-back price is recognized as rental revenue on a straight-line basis over the term of the operating lease.

Revenues from the sale of extended warranties and maintenance contracts are recognized over the life of the contract and matched to related costs. Given their nature, margins on these contracts are recognized only when all associated costs can be estimated reliably, which is generally in the final period of the contractual term. In the event that estimated costs to fulfill the contract obligations exceed contract revenues, the estimated contract loss is recognized as soon as it is identified and recorded in Other Liabilities.

Shipping and other transportation costs are recorded in cost of sales.

Finance and interest income on retail and other notes receivables and finance leases is recorded using the effective yield method. Deferred costs on the origination of financing receivables are recognized as a reduction in finance revenue over the expected lives of the receivables using the effective yield method. Recognition of income on loans is suspended when management determines that collection of future income is not probable or when an account becomes 120 days delinquent, whichever occurs earlier. Interest accrual is resumed if the receivable becomes contractually current and collection becomes probable. Previously suspended income is recognized at that time. The Company applies cash received on nonaccrual financing receivables to first reduce any unrecognized interest and then the recorded investment and any other fees. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

Income from operating leases is recognized over the term of the lease on a straight-line basis.

Sales Allowances

Sales Allowances

CNH Industrial grants certain sales incentives to stimulate sales of its products to retail customers. The expense for such incentive programs is recorded as a deduction in arriving at the net sales amount at the time of the sale of the product to the dealer. The expense for new programs is accrued at the inception of the program. The amounts of incentives to be paid are estimated based upon historical data, estimated future market demand for products, field inventory levels, announced incentive programs, competitive pricing and interest rates, among other things.

Warranty Costs

Warranty Costs

At the time a sale of equipment or parts to a dealer is recognized, CNH Industrial records the estimated future warranty costs for the product, primarily basic warranty coverage. CNH Industrial determines its total warranty liability by applying historical claims rate experience to the estimated amount of equipment that has been sold and is still under warranty. Campaigns are formal post-production modification programs approved by management. The liabilities for such programs are recognized when approved, based on an estimate of the total cost of the program.

Advertising

Advertising

CNH Industrial expenses advertising costs as incurred. Advertising expense totaled $218 million, $241 million, and $210 million for the years ended December 31, 2014, 2013, and 2012, respectively.

Research and Development	Research and Development Research and development costs are expensed as incurred.
Borrowing Costs

Borrowing Costs

Borrowing costs that are directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are capitalized and amortized over the useful life of the class of assets to which they refer.

All other borrowing costs are expensed when incurred.

Government Grants

Government Grants

Government grants are recognized in the financial statements when there is reasonable assurance that the Company concerned will comply with the conditions for receiving such grants and that the grants themselves will be received. Government grants are recognized as income over the periods necessary to match them with the related costs which they are intended to offset.

The benefit of a government loan at a below-market rate of interest is treated as a government grant. The benefit of the below-market rate of interest is measured as the difference between the initial carrying amount of the loan (fair value plus transaction costs) and the proceeds received, and is accounted for in accordance with the policies already used for the recognition of government grants.

Foreign Currency Translation

Foreign Currency Translation

Certain of CNH Industrial’s non-U.S. subsidiaries and affiliates maintain their books and accounting records using local currency as the functional currency. Assets and liabilities of these non-U.S. subsidiaries are translated into U.S. dollars at period-end exchange rates, and net exchange gains or losses resulting from such translation are included in “Accumulated other comprehensive income (loss)” in the accompanying consolidated balance sheets. Income and expense accounts of these non-U.S. subsidiaries are translated at the average exchange rates for the period. Gains and losses from foreign currency transactions are included in net income in the period during which they arise. Net foreign currency transaction gains and losses are reflected in “Other, net” in the accompanying consolidated statements of operations. For the years ended December 31, 2014, 2013, and 2012, the Company recorded a net loss of $340 million, $68 million and $33 million, respectively. For the year ended December 31, 2014, the $340 million loss includes the re-measurement charge of $71 million on the Venezuelan bolivar fuerte (“Bs.F.”) rate described below.  As described in “Note 14: Financial Instruments”, the Company uses hedging instruments to mitigate foreign currency risk.   Net of the gains realized on foreign currency hedging instruments, the Company recorded a loss of $132 million, $40 million and $33 million for the three years ended December 31, 2014, 2013 and 2012, respectively.  For the year ended December 31, 2012, the Company also reclassified a foreign currency translation gain of $52 million previously deferred in accumulated other comprehensive loss into net income as a result of the sale of an investment in a foreign entity. For additional information, see “Note 6: Investment in Unconsolidated Subsidiaries and Affiliates”.

As a result of recent changes to the way Venezuela’s exchange rate mechanism operates effective March 31, 2014, CNH Industrial has changed the Bs.F. rate used to re-measure its Venezuelan Commercial Vehicles business operations financial statements in U.S. dollars. Accordingly, CNH Industrial started to use the exchange rate determined by U.S. dollar auctions conducted under Venezuela’s Complementary System of Foreign Currency Administration (SICAD I). The SICAD I exchange rate which CNH Industrial is using at December 31, 2014 is 12.0 Bs.F to the U.S. dollar compared with a previously used Official Exchange Rate of 6.3 Bs.F. to the U.S. dollar before March 31, 2014. As a result, CNH Industrial recorded a pre-tax re-measurement charge of $71 million for the year ended December 31, 2014. At December 31, 2014, the Company’s Venezuelan subsidiary had net monetary assets of $125 million at Bs.F., including $106 million of cash and cash equivalents. As the SICAD I rate is based on periodic auctions, there may be significant changes to the exchange rate in future years, as well as other related developments in Venezuela, which may impact the Company’s consolidated financial statements.

The operating environment in Venezuela continues to be challenging, reflecting economic uncertainty and the Company’s limited ability to convert Bs.F. to U.S. dollars. Various restrictions on CNH Industrial’s ability to manage its operations, including restrictions on the distribution of foreign exchange by the authorities, have affected CNH Industrial’s Venezuelan operation’s ability to pay obligations denominated in U.S. dollars, thereby restricting CNH Industrial’s ability to benefit from its investment in this operation. However, the participation in some SICAD auctions resulted in the opportunity to generate some new business in the country. Moreover, SICAD rules allow CNH Industrial to generate this additional business keeping the current foreign currency exposure, considering its suppliers’ prepayment mechanism. As such, Commercial Vehicles resumed limited manufacturing operations in Venezuela during the third quarter of 2014 after temporarily suspending operations in April 2014.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents are highly liquid investments with an original maturity of three months or less. The carrying value of cash equivalents approximates fair value because of the short maturity of these investments.

Restricted Cash

Restricted Cash

Restricted cash includes principal and interest payments from retail notes, wholesale receivables and commercial revolving accounts receivable owned by the consolidated VIEs that are payable to the VIEs’ investors, and cash pledged as a credit enhancement to the same investors. These amounts are held by depository banks in order to comply with contractual agreements.

Cash Flow Information

Cash Flow Information

All cash flows from the changes in trade accounts and notes receivable are classified as operating activities in the consolidated statements of cash flows as these receivables arise from sales to CNH Industrial’s customers. Cash flows from financing receivables that are related to sales to CNH Industrial’s dealers are also included in operating activities. CNH Industrial’s financing of receivables related to equipment sold by dealers is included in investing activities.

Cash payments for interest totaled $944 million, $1,013 million, and $1,047 million for the years ended December 31, 2014, 2013, and 2012, respectively.

CNH Industrial paid taxes of $744 million, $521 million, and $673 million in 2014, 2013, and 2012, respectively.

Receivables

Receivables

Receivables are recorded at amortized cost, net of allowances for credit losses and deferred fees and costs.

Periodically, the Company sells or transfers retail notes, wholesale receivables and commercial revolving accounts receivable to funding facilities or in securitization transactions. In accordance with the accounting guidance regarding transfers of financial assets and the consolidation of VIEs, the majority of the retail notes, wholesale receivables and commercial revolving accounts receivable sold in securitizations do not qualify as sales and are recorded as secured borrowings with no gains or losses recognized at the time of securitization. Receivables associated with these securitization transactions and receivables that the Company has the ability and intent to hold for the foreseeable future are classified as held for investment. The substantial majority of our receivables, which include unrestricted receivables and restricted receivables for securitization investors, are classified as held for investment.

For those receivable securitizations that qualify as sales and are off-book, the Company retains interest-only strips, servicing rights and cash reserve accounts (collectively, “retained interests”), all of which are recorded at fair value. Changes in these fair values are recorded in other comprehensive income as an unrealized gain or loss on available-for-sale securities. With regards to other-than-temporary impairments (“OTTI”) of debt securities, any OTTI due to changes in the prepayment rate and the expected credit loss rate would be included in net income. An OTTI due to a change in the discount rates would be included in accumulated other comprehensive income.

Allowance for Credit Losses

Allowance for Credit Losses

The allowance for credit losses is the Company’s estimate of probable losses on receivables owned by the Company and consists of two components, depending on whether the receivable has been individually identified as being impaired. The first component of the allowance for credit losses covers the receivables specifically reviewed by management for which the Company has determined it is probable that it will not collect all of the contractual principal and interest. Receivables are individually reviewed for impairment based on, among other items, amounts outstanding, days past due and prior collection history. These receivables are subject to impairment measurement at the loan level based either on the present value of expected future cash flows discounted at the receivables’ effective interest rate or the fair value of the collateral for collateral-dependent receivables.

The second component of the allowance for credit losses covers all receivables that have not been individually reviewed for impairment. The allowance for these receivables is based on aggregated portfolio evaluations, generally by financial product. The allowance for retail credit losses is based on loss forecast models that consider a variety of factors that include, but are not limited to, historical loss experience, collateral value, portfolio balance and delinquency. The allowance for wholesale credit losses is based on loss forecast models that consider the same factors as the retail models plus dealer risk ratings. The loss forecast models are updated on a quarterly basis. In addition, qualitative factors that are not fully captured in the loss forecast models, including industry trends, and macroeconomic factors, are considered in the evaluation of the adequacy of the allowance for credit losses. These qualitative factors are subjective and require a degree of management judgment.

Charge-offs of principal amounts of receivables outstanding are deducted from the allowance at the point when it is determined to be probable that all amounts due will not be collected.

Inventories

Inventories

Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out method. The cost of finished goods and work-in-progress includes the cost of raw materials, other direct costs and production overheads.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost, less accumulated depreciation. Expenditures for maintenance and repairs are expensed as incurred.

Property, plant and equipment also include vehicles sold with a buy-back commitment, which are recognized under the method described in the paragraph Revenue Recognition.

Assets held under capital leases, which the Company assumes substantially all the risks and rewards of ownership, are recognized as assets of the Company at the lower of fair value or present value of the minimum lease payments. The corresponding liability to the lessor is included in the financial statements as debt.

Depreciation is recorded on a straight-line basis over the estimated useful lives of the respective assets as follows:

Category	Lives
Buildings and improvements	10 — 40 years
Plant, machinery and equipment	5 — 25 years
Other equipment	3 — 10 years

CNH Industrial evaluates the recoverability of the carrying amount of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. If circumstances require a long-lived asset to be tested for possible impairment, CNH Industrial compares the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If the carrying amount of the long-lived asset is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value.

Equipment on Operating Leases

Equipment on Operating Leases

Financial Services purchases leases and equipment from CNH Industrial dealers and other independent third parties that have leased equipment to retail customers under operating leases. Financial Services’ investment in operating leases is based on the purchase price paid for the equipment. Income from these operating leases is recognized over the term of the lease. The equipment is depreciated on a straight-line basis over the term of the lease to the estimated residual value at lease termination, which is estimated at the inception of the lease. Realization of the residual values is dependent on Financial Services’ future ability to re-market the equipment under then prevailing market conditions. Model changes and updates, as well as market strength and product acceptance, are monitored and adjustments are made to residual values in accordance with the significance of any such changes. Management believes that the estimated residual values are realizable. Expenditures for maintenance and repairs of the applicable equipment are the responsibility of the lessee.

Equipment returned to the Company upon termination of leases and held for subsequent sale or lease is recorded in inventory at the lower of net book value or estimated fair value of the equipment, less cost to sell, and is not depreciated.

Goodwill and Other Intangibles

Goodwill and Other Intangibles

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired. Goodwill and indefinite-lived intangible assets are reviewed for impairment at least annually. During 2014 and 2013, the Company performed its annual impairment review as of December 31 and concluded that there was no impairment in either year.

Other intangibles consist primarily of acquired dealer networks, trademarks, product drawings, patents, and software. Other intangibles with indefinite lives principally consist of acquired trademarks which have no legal, regulatory, contractual, competitive, economic, or other factor that limits their useful life. Intangible assets with an indefinite useful life are not amortized. Other intangible assets with definite lives are being amortized on a straight-line basis over 5 to 25 years.

Reference is made to “Note 8: Goodwill and Other Intangibles” for further information regarding goodwill and other intangible assets.

Income Taxes

Income Taxes

The provision for income taxes is determined using the asset and liability method. CNH Industrial recognizes a current tax liability or asset for the estimated taxes payable or refundable on tax returns for the current year and tax contingencies estimated to be settled with taxing authorities within one year. A deferred tax liability or asset is recognized for the estimated future tax effects attributable to temporary differences and tax loss carry forwards. The measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax law. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized based on available evidence.

Retirement and Post-employment Benefits

Retirement and Post-employment Benefits

CNH Industrial sponsors numerous defined benefit and defined contribution pension plans, the assets of which are held in separate trustee-administered funds. The pension plans are funded by payments from CNH Industrial. The cost of providing defined benefit pension and other postretirement benefits is calculated based upon actuarial valuations. The liability for termination indemnities is accrued in accordance with labor legislation in each country where such benefits are required. CNH Industrial contributions to defined contribution plans are charged to the income statement during the period of the employee’s service.

Derivatives

Derivatives

CNH Industrial’s policy is to enter into derivative transactions to manage exposures that arise in the normal course of business and not for trading or speculative purposes. CNH Industrial records derivative financial instruments in the consolidated balance sheets as either an asset or a liability measured at fair value. The fair value of CNH Industrial’s foreign exchange derivatives is based on quoted market exchange rates, adjusted for the respective interest rate differentials (premiums or discounts). The fair value of CNH Industrial’s interest rate derivatives is based on discounting expected cash flows, using market interest rates, over the remaining term of the instrument. Changes in the fair value of derivative financial instruments are recognized in current income unless specific hedge accounting criteria are met. For derivative financial instruments designated to hedge exposure to changes in the fair value of a recognized asset or liability, the gain or loss is recognized in income in the period of change together with the offsetting loss or gain on the related hedged item. For derivative financial instruments designated to hedge exposure to variable cash flows of a forecasted transaction, the effective portion of the derivative financial instrument’s gain or loss is initially reported in other comprehensive income (loss) and is subsequently reclassified into income when the forecasted transaction affects income. The ineffective portion of the gain or loss is recorded in income immediately. For derivative financial instruments that are not designated as hedges but held as economic hedges, the gain or loss is recognized immediately in income.

For derivative financial instruments designated as hedges, CNH Industrial formally documents the hedging relationship to the hedged item and its risk management strategy for all derivatives designated as hedges. This includes linking all derivatives that are designated as fair value hedges to specific assets and liabilities contained in the consolidated balance sheets and linking cash flow hedges to specific forecasted transactions or variability of cash flow. CNH Industrial assesses the effectiveness of its hedging instruments both at inception and on an ongoing basis. If a derivative is determined not to be highly effective as a hedge, or the underlying hedged transaction is no longer probable of occurring, or the derivative is terminated, the hedge accounting described above is discontinued and the derivative is marked to fair value and recorded in income through the remainder of its term.

Reference is made to “Note 14: Financial Instruments,” for further information regarding CNH Industrial’s use of derivative financial instruments.

Share-Based Compensation Plans

Share-Based Compensation Plans

CNH Industrial recognizes all share-based compensation as an expense based on the fair value of each award on the grant date. CNH Industrial recognizes share-based compensation costs on a straight-line basis over the requisite service period for each separately vesting portion of an award.

Earnings Per Share

Earnings Per Share

Basic earnings per share is based on the weighted average number of shares outstanding during each period. Diluted earnings per share is based on the weighted average number of shares and dilutive share equivalents outstanding during each period. Unvested performance-based awards are considered outstanding and included in the computation of diluted earnings per share based on the number of shares that would vest if the end of the reporting period were the end of the contingency period.

New Accounting Pronouncements

New Accounting Pronouncements

Adopted

Comprehensive Income

In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-02, Comprehensive Income (Topic 220),  Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). ASU 2013-02 requires preparers to report information about reclassifications out of accumulated other comprehensive income. For significant items reclassified out of accumulated other comprehensive income to net income in their entirety in the same reporting period, reporting (either on the face of the statement where net income is presented or in the notes) is required about the effect of the reclassifications on the respective line items in the statement where net income is presented. For items that are not reclassified to net income in their entirety in the same reporting period, a cross reference to other disclosures currently required under U.S. GAAP (e.g., pension amounts that are included in inventory) is required in the notes. The above information must be presented in one place (parenthetically on the face of the financial statements by income statement line item or in a note). Please see “Note 18: Accumulated Other Comprehensive Income (Loss)” for the disclosures required under this pronouncement.

Not Yet Adopted

Revenue Recognition

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”).  ASU 2014-09 supersedes the revenue recognition requirements in Accounting Standards Codification 605—Revenue Recognition and most industry-specific guidance throughout the Codification. The standard requires that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. ASU 2014-09 is effective for fiscal years beginning after December 15, 2016, and for interim periods within those fiscal years. The guidance can be applied retrospectively to each prior reporting period presented (full retrospective method) or retrospectively with a cumulative effect adjustment to retained earnings for initial application of the guidance at the date of initial adoption (modified retrospective method).  The Company is in the process of assessing the method of adoption it will elect and the impact of the adoption of ASU 2014-09 on its financial position, results of operations and cash flows.

Going Concern

In August 2014, the FASB issued ASU 2014-15, Uncertainties About an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”). ASU 2014-15 provides guidance on determining when and how to disclose going-concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date of issuance of the entity’s financial statements. An entity must also provide certain disclosures if there is “substantial doubt” about the entity’s ability to continue as a going concern. ASU 2014-15 is effective for annual periods ending after December 15, 2016, and interim periods thereafter. Early adoption is permitted. The Company does not believe the adoption of this standard will have a material impact on its financial position or results of operations.

Consolidation

In February 2015, the FASB issued ASU 2015-02, Consolidation.  ASU 2015-02 is intended to improve targeted areas of consolidation guidance for legal entities such as limited partnerships, limited liability corporations and securitized structures.  The new standard eliminates the previous deferral in Accounting Standards Codification (“ASC”) 810, which allowed reporting entities with interests in certain investment funds to follow previously issued consolidations guidance, and makes changes to both the variable interest model and the voting model.  ASU 2015-02 is effective for annual periods ending after December 15, 2015.  The Company is currently assessing the impact of the adoption of ASU 2015-02 on its financial position, results of operations and cash flows.